Subsequent Events (Details) $ / shares in Units, $ in Millions					9 Months Ended
	May 09, 2019 shares	Feb. 05, 2019 USD ($) $ / shares	Jan. 03, 2019 USD ($) shares	Apr. 24, 2017	Sep. 30, 2019
Subsequent Event [Line Items]
Reverse stock split ratio					0.0714
AmpliPhi Biosciences Corporation [Member]
Subsequent Event [Line Items]
Reverse stock split ratio				10
Percentage of ownership	24.00%
C3J [Member]
Subsequent Event [Line Items]
Number of shares issued per common stock outstanding	0.6906
Reverse stock split ratio	0.0714
Percentage of ownership	76.00%
Scenario, Plan [Member] | AmpliPhi Biosciences Corporation [Member]
Subsequent Event [Line Items]
Expected price per share of combined entity | $ / shares		$ 0.36
Subsequent Event [Member] | AmpliPhi Biosciences Corporation [Member]
Subsequent Event [Line Items]
Commitment to invest in the combined company | $			$ 10.0
Common stock purchased upon closing of merger, value		$10.0
Numerator for determination of per share price of Share Purchase Agreement | $		$ 40.0
Subsequent Event [Member] | C3J [Member]
Subsequent Event [Line Items]
Number of shares issued per common stock outstanding	0.6906
Reverse stock split ratio	0.0714
Subsequent Event [Member] | C3J [Member] | Agreement and Plan of Merger and Reorganization [Member] | AmpliPhi Biosciences Corporation [Member]
Subsequent Event [Line Items]
Number of shares issued per common stock outstanding			0.6892
Percentage of ownership			30.00%
Subsequent Event [Member] | C3J [Member] | Agreement and Plan of Merger and Reorganization [Member] | C3J [Member]
Subsequent Event [Line Items]
Percentage of ownership			70.00%
Subsequent Event [Member] | C3J [Member] | Agreement and Plan of Merger and Reorganization [Member] | Minimum [Member] | AmpliPhi Biosciences Corporation [Member]
Subsequent Event [Line Items]
Reverse stock split ratio			0.33
Subsequent Event [Member] | C3J [Member] | Agreement and Plan of Merger and Reorganization [Member] | Maximum [Member] | AmpliPhi Biosciences Corporation [Member]
Subsequent Event [Line Items]
Reverse stock split ratio			0.05